Equity - Summary of Weighted - Average Assumptions Used in the Black - Scholes Model (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Expected term		1 year 9 months 18 days
Dividend yield	0.00%	0.00%
Risk-free interest rate	4.58%	2.70%
Expected volatility	29.30%	36.00%